Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,910,000	$ 1,507,000
Less: accumulated depreciation	(1,042,000)	(876,000)
Property and Equipment, net	1,868,000	631,000
Depreciation expense for property and equipment	195,000	260,000	$ 253,000
Capital lease asset building
Property, Plant and Equipment [Line Items]
Total property and equipment	1,305,000
Amortization of capital lease asset	0
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	702,000	688,000
Furniture, fixtures, and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	760,000	715,000
Corporate Vehicles
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 143,000	$ 104,000